As filed with the Securities and Exchange Commission on      February 20,1996

Securities Act File No. 33-17957
Investment Company Act File No. 811-5366



SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.     25


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.     26

   HT INSIGHT FUNDS, INC. d/b/a HARRIS INSIGHT FUNDS
(Exact Name of Registrant as Specified in Charter)

        One Exchange Place, Boston, MA  02109
(Address of Principal Executive Offices including Zip Code)


Registrant's Telephone Number, including Area Code: (800) 982-8782

Name and Address of Agent for Service:	Copies to:
Lisa Anne Rosen, Esq.	Cameron S. Avery, Esq.
Harris Insight Funds	Bell, Boyd & Lloyd
One Exchange Place, 4th Floor	Three First National Plaza
Boston, MA  02109	Chicago, IL  60602



	It is proposed that this filing will become effective:

	     	immediately upon filing pursuant to paragraph (b), or
	 X   	on February 20, 1996 pursuant to paragraph (b)
	    	60 days after filing pursuant to paragraph (a),
	     	75 days after filing pursuant to paragraph (a); or
	     		on               pursuant to paragraph (a) of Rule 485

	Registrant has previously filed a declaration of indefinite registration of its shares of capital stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1995 will be filed on or before February 29, 1996.



HARRIS INSIGHT FUNDS

    The purpose of this filing is to file certain required exhibits and to bring financial statements and other information up to date under Section 10(a)(3) of the Securities Act of 1933, as amended.

Part A (the Prospectuses of HT Insight Funds, Inc.) and Part B (Statements of Additional Information) of Form N-1A are incorporated by reference to Registrant's filing of Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on February 9, 1996 (Accession No.00000927405-96-000048); and the Prospectus and Statement of Additional Information for the Harris Insight Hemisphere Free Trade Fund are incorporated by reference to Registrant's Rule 497(c) filing with the Securities and Exchange Commission on February 9, 1996 (Accession No. 00000927405-96-000034). /R>



HARRIS INSIGHT FUNDS
Registration Statement on Form N-1A

CROSS REFERENCE SHEET
Pursuant to Rule 495 (a)
under the Securities Act of 1933




N-1A Item No.
Part A		Location

Item 1.  Cover Page	Cover Page

Item 2.  Synopsis	Expense Table; Financial Highlights

Item 3.  Condensed Financial Information	Financial Highlights; Calculation of
Yield and Total Return

Item 4.  General Description of Registrant	Cover Page; Investment
Objectives and Policies; Investment Strategies; Organization and Capital Stock

Item 5.  Management of the Fund	Management

Item 6.  Capital Stock and Other Securities	Cover Page; Dividends and
Distributions; Federal Income Taxes; Account Services; Organization and Capital Stock

Item 7.  Purchase of Securities Being Offered	Management; Determination of
Net Asset Value; Purchase of Shares; Exchange Privilege

Item 8.  Redemption or Repurchase	Redemption of Shares; Exchange Privilege

Item 9.  Pending Legal Proceedings	Not Applicable




N-1A Item No.
Part B	 	Location

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Table of Contents

Item 12.	General Information and History	Not Applicable

Item 13.	Investment Objectives and Policies	Investment Strategies;
Investment Restrictions; Portfolio Transactions

Item 14.	Management of the Fund	Management

Item 15.	Control Persons and Principal Holders of Securities	Management;
Organization and Capital Stock (Prospectus)

Item 16.	Investment Advisory and Other Services	Management (Prospectus);
Management; Service Plans; Custodian; Independent Accountants

Item 17.	Brokerage Allocation and Other Practices	Portfolio Transactions

Item 18.	Capital Stock	Capital Stock

Item 19.	Purchase, Redemption and Pricing of Securities Determination of
Net Asset Value; Financial Statements Securities Being Offered

Item 20.	Tax Status	Federal Income Taxes

Item 21.	Underwriters	Management; Service Plans

Item 22.	Calculation of Performance Data Calculation of Yield and Total
Return

Item 23.	Audited Financial Statements for the  Fiscal Year Ended December
31, 1995



Part C

	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

		(a)  Financial Statements:

		Audited Financial Statements as of December 31, 1995 are incorporated by reference from the Registrant's Annual Report dated December 31, 1995 and include the following:

			Statement of Net Assets
			Statement of Operations
			Statement of Changes in Net Assets
			Financial Highlights
			Notes to Financial Statements
			Report of Independent Accountants


		No Financial Statements are included in Part A or Part B for the Harris Insight Intermediate Municipal Income Fund, Harris Insight Prime
Reserve Fund or Harris Insight Hemisphere Free Trade Fund

		(b)  Exhibits:

Note:	  As used herein the term "Registration Statement" refers to the
Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-17957, and the term "Post-Effective Amendment" refers to a post-effective amendment to the Registration Statement.



Exhibit
Number	Description

(1)(a)			Articles of Incorporation incorporated by reference to
Exhibit No. 1(c)
			to the Registration Statement filed on October 15, 1987.

(1)(b)	Articles Supplementary to the Articles of Incorporation dated
September 21, 1990 incorporated by reference to Exhibit No.1(b) to Post-Effective Amendment No. 5 filed on September 5, 1990.

(1)(c)	Articles Supplementary to the Articles of Incorporation dated
November 4, 1992 incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(1)(d)	Articles Supplementary to the Articles of Incorporation dated
August 6, 1993 incorporated by reference to Exhibit No. 1(d) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(1)(e)	Articles Supplementary to the Articles of Incorporation dated May
27, 1994 incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(1)(f)	Articles Supplementary to the Articles of Incorporation dated July
19, 1994 incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 18 filed on July 29, 1994.

(1)(g)	Articles Supplementary to the Articles of Incorporation dated
January 9, 1995 incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 filed on January 23, 1995.

(1)(h)	Form of Articles Supplementary to the Articles of Incorporation
dated February __, 1996.*

(2)(a)	By-Laws incorporated by reference to Exhibit No. 2(a) to the
Registration Statement filed on October 15, 1987.

(2)(b)	Addendum to By-Laws dated July 21, 1988 incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 12 filed on November 30,
1992.



*To be filed by amendment.



Exhibit
Number	Description

(2)(c)	Addendum to By-Laws dated July 21, 1989 incorporated by reference to Exhibit No. 2(c) to Post-Effective Amendment No. 12 filed on November 30,
1992.

(3)	Not Applicable.

(4)	Forms of Stock Certificate incorporated by reference to Exhibit No. 4 to
Pre-Effective Amendment No. 2 to the Registration Statement filed on
January 29, 1988.

(5)(a)	Advisory Contract on behalf of HT Insight Government Fund (now named "Harris Insight Government Money Market Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(i) to the Registration Statement filed on October 15, 1987.

(5)(b)	Advisory Contract on behalf of HT Insight Cash Management Fund
(now named "Harris Insight Money Market Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to
Exhibit 5(a)(ii) to the Registration Statement filed on October 15, 1987.

(5)(c)	Advisory Contract on behalf of HT Insight Tax-Free Money Market
Fund (now named "Harris Insight Tax-Exempt Money Market Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(iii) to the Registration Statement filed on October 15, 1987.

(5)(d)	Advisory Contract on behalf of HT Insight Convertible Fund (now named "Harris Insight Convertible Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to
Exhibit 5(a)(iv) to the Registration Statement filed on October 15, 1987.

(5)(e)	Advisory Contract on behalf of HT Insight Equity Fund (now named
"Harris Insight Equity Fund") dated January 13, 1988 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(v) to the Registration Statement filed on October 15, 1987.



Exhibit
Number	Description

(5)(f)	Advisory Contract on behalf of HT Insight Government Fund dated
May 1, 1990 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(g)	Advisory Contract on behalf of HT Insight Cash Management Fund dated May 1, 1990 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(h)	Advisory Contract on behalf of HT Insight Convertible Fund dated
May 1, 1990 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(i)	Advisory Contract on behalf of HT Insight Equity Fund dated May 1,
1990 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(j)	Advisory Contract on behalf of HT Insight Managed Fixed Income
Fund (now named "Harris Insight Short/Intermediate Bond Fund") dated April 1, 1991 between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 8 filed on October 1, 1991.

(5)(k)	Advisory Contract on behalf of Harris Insight Intermediate
Municipal Income Fund between Registrant and Harris Trust & Savings Bank.*

(5)(l)	Advisory Contract on behalf of Harris Insight Government Assets
Fund between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(m)	Advisory Contract on behalf of Harris Insight Cash Management Fund between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(m) to Post-Effective Amendment No. 15 filed on May 2, 1994.


*To be filed by amendment.


Exhibit
Number	Description

(5)(n)	Advisory Contract on behalf of Harris Insight Tax-Free Money
Market Fund between Registrant and Harris Trust & Savings Bank incorporated by reference to Exhibit 5(n) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(o)	Advisory Contract on behalf of Harris Insight Prime Reserve Fund between Registrant and Harris Trust & Savings Bank.*

(5)(p)	Advisory Contract on behalf of Harris Insight NAFTA Advantage Fund
(now named "Harris Insight Hemisphere Free Trade Fund") between Registrant and Harris Trust & Savings Bank.*

(5)(q)	Portfolio Management Contract on behalf of HT Insight Government
Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(r)	Portfolio Management Contract on behalf of HT Insight Cash
Management Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(s)	Portfolio Management Contract on behalf of HT Insight Convertible
Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(m) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(t)	Portfolio Management Contract on behalf of HT Insight Equity Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(n) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(u)	Portfolio Management Contract on behalf of HT Insight Managed
Fixed Income Fund dated April 1, 1991 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(o) to Post-Effective Amendment No. 8 filed on October 1, 1991.


*To be filed by amendment.


Exhibit
Number		Description

(5)(v)	Portfolio Management Contract on behalf of Harris Insight
Intermediate Municipal Income Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc.*

(5)(w)	Portfolio Management Contract on behalf of Harris Insight
Government Assets Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(u) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(x)	Portfolio Management Contract on behalf of Harris Insight Cash
Management Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(v) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(y)	Portfolio Management Contract on behalf of Harris Insight Prime
Reserve Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc.*

(5)(z)	Portfolio Management Contract on behalf of Harris Insight
Hemisphere Free Trade fund between Harris Trust & Savings Bank and Harris Investment Management, Inc.*

(5)(aa)	Investment Sub-Advisory and Portfolio Management Services
Agreement on behalf of Harris Insight NAFTA Advantage Fund between Harris Investment Management, Inc. and Bancomer Asesora de Fondos, S.A. de C.V.*

(5)(bb)	Investment Sub-Advisory and Portfolio Management Services
Agreement on behalf of Harris Insight NAFTA Advantage Fund between Harris Investment Management, Inc. and Bank of Montreal Investment Counsel Limited.*

(6)(a)	Distribution Agreement between Registrant and Lazard, Freres & Co.
incorporated by reference to Exhibit 6(a) to the Registration Statement filed on October 15, 1987.

(6)(b)	Dealer Agreement incorporated by reference to Exhibit 6(b) of Pre-
Effective Amendment No. 1 to the Registration Statement filed on December 17, 1987.

*To be filed by amendment.


Exhibit
Number		Description

(6)(c)	Dealer Contract incorporated by reference to Exhibit 6(b) of Pre-
Effective Amendment No. 2 to the Registration Statement filed on January 29,
1988.

(6)(d)	Underwriting Agreement, dated February 1, 1990, between Registrant and Scudder Fund Distributors, Inc. incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 3 filed on March 1, 1989.

(6)(e)	Form of Dealer Contract incorporated by reference to Exhibit 6(b)
to Post-Effective Amendment No. 3 filed on March 1, 1989.

(6)(f)	Distribution Agreement between Registrant and TBC Funds
Distributor, Inc. dated December 1, 1989 incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(6)(g)	Supplement to Distribution Agreement between Registrant and TBC
Funds Distributor, Inc. relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 6(g) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(6)(h)	Notice to Distributor relating to Harris Insight Intermediate
Municipal Income Fund dated November 5, 1992 incorporated by reference to
Exhibit 6(h) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(6)(i)	Notice to Distributor relating to the addition of Class B Shares and Class C Shares (now named "Institutional Shares") of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 6(i) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(6)(j)	Amended Distribution Agreement between Registrant and Funds
Distributor, Inc. dated October 28, 1993 incorporated by reference to Exhibit 6(j) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(6)(k)	Distribution Agreement between Registrant and Funds Distributor,
Inc. dated April 13, 1994 incorporated by reference to Exhibit 6(k) to Post-Effective Amendment No. 16 filed on June 1, 1994.




Exhibit
Number		Description

(6)(l)	Notice to Distributor relating to Harris Insight Prime Reserve
Fund dated July 19, 1994.*

(6)(m)	Notice to Distributor relating to Harris Insight NAFTA Advantage
Fund dated July 19, 1994.*

(6)(n)	Notice to Distributor relating to the addition of Class B Shares of the Harris Insight Equity Fund and Managed Fixed Income Fund.

(7)			Not Applicable.

(8)(a)	Custodian Contract between Registrant and State Street Bank and
Trust Company incorporated by reference to Exhibit 8(a) to the Registration Statement filed on October 15, 1987.

(8)(b)	Custodian Agreement between Registrant and Provident National Bank dated December 1, 1989 incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(8)(c)	Supplement to Custodian Agreement between Registrant and Provident
National Bank relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(8)(d)	Notice to the Custodian relating to Harris Insight Intermediate
Municipal Income Fund dated November 23, 1992 incorporated by reference to
Exhibit 8(d) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(8)(e)	Notice to Custodian relating to Harris Insight Prime Reserve Fund dated July 19, 1994.*

(8)(f)	Notice to Custodian relating to Harris Insight NAFTA Advantage
Fund dated July 19, 1994.*

(9)(a)	Transfer Agency Agreement between Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit 9(a) to the Registration Statement filed on October 15, 1987.

_____________________
*To be filed by amendment.

Exhibit
Number	Description

(9)(b)	Transfer Agency Agreement between Registrant and Provident
Financial Processing Corporation dated December 1, 1989 incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(c)	Supplement to Transfer Agency Agreement between Registrant and
Provident Financial Processing Corporation relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(9)(d)	Notice to Provident Financial Processing Corporation as Transfer
Agent relating to Harris Insight Intermediate Municipal Income Fund dated November 9, 1992 incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(9)(e)	Notice to PFPC Inc. as Transfer Agent relating to the addition of
Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to
Exhibit 9(e) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(f)	Form of Notice to PFPC Inc. as Transfer Agent relating to Harris
Insight Prime Reserve Fund dated July 19, 1994 incorporated by reference to
Exhibit 9(f) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(9)(g)	Notice to PFPC Inc. as Transfer Agent relating to Harris Insight
NAFTA Advantage Fund dated July 19, 1994.*

(9)(h)	Administration Agreement on behalf of HT Insight Government Fund incorporated by reference to Exhibit 5(b)(i) to the Registration Statement filed on October 15, 1987.

(9)(i)	Administration Agreement on behalf of HT Insight Cash Management
Fund incorporated by reference to Exhibit 5(b)(ii) to the Registration Statement filed on October 15, 1987.

_____________________
*To be filed by amendment.

Exhibit
Number	Description

(9)(j)	Administration Agreement on behalf of HT Insight Tax-Free Money
Market Fund incorporated by reference to Exhibit 5(b)(iii) to the Registration Statement filed on October 15, 1987.

(9)(k)	Administration Agreement on behalf of HT Insight Convertible Fund incorporated by reference to Exhibit 5(b)(iv) to the Registration Statement filed on October 15, 1987.

(9)(l)	Administration Agreement on behalf of HT Insight Equity Fund incorporated by reference to Exhibit 5(b)(v) to the Registration Statement filed on October 15, 1987.

(9)(m)	Administration Agreement between Registrant and The Boston Company
Advisors, Inc. dated December 1, 1989 incorporated by reference to Exhibit 9(j) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(n)	Supplement to Administration Agreement between Registrant and The
Boston Company Advisors, Inc. relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(k) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(9)(o)	Administration and Accounting Services Agreement between
Registrant and Provident Financial Processing Corporation dated December 1, 1989 incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(p)	Supplement to Administration and Accounting Services Agreement
between Registrant and Provident Financial Processing Corporation relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to
Exhibit 9(m) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(9)(q)	Notice to The Boston Company Advisors, Inc. as Administrator
relating to Harris Insight Intermediate Municipal Income Fund dated November 5, 1992 incorporated by reference to Exhibit 9(n) to Post-Effective Amendment No. 13 filed on April 19, 1993.



Exhibit
Number	Description

(9)(r)	Notice to Provident Financial Processing Corporation as
Administrator and Accounting Services Agent relating to Harris Insight Intermediate Municipal Income Fund dated March 29, 1993 incorporated by reference to Exhibit 9(o) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(9)(s)	Notice to The Boston Company Advisors, Inc. relating to the
addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(q) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(t)	Notice to PFPC Inc. relating to the addition of Class B and Class
C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(r) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(u)	Notice to The Shareholder Services Group, Inc. as Administrator,
relating to Harris Insight Prime Reserve Fund dated July 19, 1994.*

(9)(v)	Consent of Registrant to the assignment of the Administration
Agreement between The Boston Company Advisors, Inc. and Registrant to The Shareholder Services Group, Inc. dated April 29, 1994 incorporated by reference to Exhibit 9(u) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(9)(w)	Notice to PFPC Inc. as Administrator and Accounting Services Agent
relating to Harris Insight Prime Reserve Fund dated July 19, 1994.*

(9)(x)	Notice to The Shareholder Services Group, Inc. as Administrator,
relating to Harris Insight NAFTA Advantage Fund dated July 19, 1994.*

(9)(y)	Notice to PFPC Inc. as Administrator and Accounting Services Agent
relating to Harris Insight NAFTA Advantage Fund dated July 19, 1994.*



*To be filed by amendment.


Exhibit
Number	Description

(9)(z)	Form of Shareholder Servicing Agreement incorporated by reference to Exhibit 9(p) to Post-Effective Amendment No. 12 filed on November 30, 1992.

(9)(aa)	Form of Servicing Agreement Relating to Class A  Shares of the
Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9 (t) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(9)(bb)	Form of Servicing Agreement Relating to Class B Shares of the
Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9 (u) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(9)(cc)	Form of Servicing Agreement Relating to Class A Shares of the
Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 9(z) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(9)(dd)	Form of Servicing Agreement Relating to Class B Shares of the
Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 9(aa) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(9)(ee)	Form of Servicing Agreement Relating to Class A Shares of the
Harris Insight NAFTA Advantage Fund incorporated by reference to Exhibit 9(ee) to Post-Effective Amendment No. 18 filed on July 29, 1994.

(9)(ff)	Notice to PFPC Inc. as Transfer Agent relating to the addition of
Class B Shares of the Harris Insight Equity Fund and Managed Fixed Income
Fund.*

 (9)(gg) 	Notice to The Shareholder Services Group, Inc. relating to the addition of Class B Shares of the Harris Insight Equity Fund and Managed Fixed Income Fund.*


*To be filed by amendment.



Exhibit
Number	Description

(9)(hh)	Form of Servicing Agreement Relating to Class B Shares of the
Harris Insight Equity Fund and Managed Fixed Income Fund.*

(10)(a)	Opinion and Consent of Counsel incorporated by reference to
Exhibit 10(a) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(10)(b)	Opinion and Consent of The Boston Company Advisors, Inc. relating to shares of HT Insight Managed Fixed Income Fund incorporated by reference to
Exhibit 10(b) to Post-Effective Amendment No. 7 filed on
			April 1, 1991.

(10)(c)	Opinion and Consent of The Boston Company Advisors, Inc. relating to shares of Harris Insight Intermediate Municipal Income Fund incorporated by reference to Exhibit 10(c) to Post-Effective Amendment No. 12 filed on November 30, 1992.

(10)(d)	Opinion and Consent of The Boston Company Advisors, Inc. relating to the addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 10(d) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(10)(e)	Opinion and Consent of Counsel of The Shareholder Services Group,
Inc. relating to shares of Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 10(e) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(10)(f)	Opinion and Consent of Counsel of The Shareholder Services Group,
Inc. relating to shares of Harris Insight NAFTA Advantage Fund incorporated by reference to Exhibit 10(f) to Post-Effective Amendment No. 17 filed on July 29, 1994.

(10)(g)	Opinion and Consent of Counsel of The Shareholder Services Group,
Inc. relating to the addition of Institutional Shares of the Harris Insight Equity Fund and Managed Fixed Income Fund.*


*To be filed by amendment.


Exhibit
Number	Description

(11)	Consent of Price Waterhouse LLP

    filed herein.

(12)	Registrant's Annual Report to Shareholders dated December 31, 1995 incorporated by reference to February 15, 1995 filing with the Securities and Exchange Commission (Accession number 0000927405-96-000055) [/R]

(13)(a)	Purchase Agreement investment letter of Lazard Freres & Co.
incorporated by reference to Exhibit 13(a) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(13)(b)	Purchase Agreement between Registrant and The Boston Company
Advisors, Inc. dated October 31, 1990 with respect to the HT Insight Income Fund incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(13)(c)	Purchase Agreement between Registrant and Funds Distributor, Inc.
with respect to the Harris Insight Intermediate Municipal Income Fund.*

(13)(d)	Purchase Agreement between Registrant and Funds Distributor, Inc.
with respect to Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds, incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(13)(e)	Purchase Agreement between Registrant and Funds Distributor, Inc.
with respect to the Harris Insight Prime Reserve Fund.*

(13)(f)	Purchase Agreement between Registrant and Funds Distributor, Inc.
with respect to the Harris Insight NAFTA Advantage Fund.*

 (13)(g)	Purchase Agreement between Registrant and Funds Distributor, Inc.
with respect to Class B Shares of the Harris Insight Equity Fund and Managed Fixed Income Fund.*

(14)	Not Applicable.


*To be filed by amendment.



Exhibit
Number	Description

(15)(a)	Service Plan on behalf of HT Insight Government Fund incorporated by reference to Exhibit 15(a)(i) to the Registration Statement filed on October 15, 1987.

(15)(b)	Service Plan on behalf of HT Insight Cash Management Fund
incorporated by reference to Exhibit 15(a)(ii) to the Registration Statement filed on October 15, 1987.

(15)(c)	Service Plan on behalf of HT Insight Tax-Free Money Market Fund incorporated by reference to Exhibit 15(a)(iii) to the Registration Statement filed on October 15, 1987.

(15)(d)	Service Plan on behalf of HT Insight Convertible Fund incorporated by reference to Exhibit 15(a)(iv) to the Registration Statement filed on October 15, 1987.

(15)(e)	Service Plan on behalf of HT Insight Equity Fund incorporated by reference to Exhibit 15(a)(v) to the Registration Statement filed on October 15, 1987.

(15)(f)	Form of Service Agreement between Registrant and Service Agent incorporated by reference to Exhibit 15(b)(i) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(15)(g)	Form of Service Agreement between Lazard Freres & Co. and Service
Agent incorporated by reference to Exhibit 15(b)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(15)(h)	Service Plan on behalf of HT Insight Government Fund adopted as of
November 9, 1989 incorporated by reference to Exhibit 15(h) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(15)(i)	Service Plan on behalf of HT Insight Cash Management Fund adopted as of November 9, 1989 incorporated by reference to Exhibit 15(i) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(15)(j)	Service Plan on behalf of HT Insight Tax-Free Money Market Fund adopted as of November 9, 1989 incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 4 filed on March 2, 1990.


Exhibit
Number	Description

(15)(k)	Service Plan on behalf of HT Insight Convertible Fund adopted as of November 9, 1989 incorporated by reference to Exhibit 15(k) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(15)(l)	Service Plan on behalf of HT Insight Equity Fund adopted as of
November 9, 1989 incorporated by reference to Exhibit 15(l) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(15)(m)	Service Plan on behalf of HT Insight Income Fund adopted as of
July 20, 1990 incorporated by reference to Exhibit 15(m) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(15)(n)	Service Plan on behalf of HT Insight Government Assets Fund
adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(o)	Service Plan on behalf of HT Insight Cash Management Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(o) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(p)	Service Plan on behalf of HT Insight Tax-Free Money Market Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(p) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(q)		Service Plan on behalf of HT Insight Convertible Fund
adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(q) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(r)		Service Plan on behalf of HT Insight Equity Fund adopted as
of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(r) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(s)		Service Plan on behalf of HT Insight Managed Fixed Income
Fund adopted as of July 20, 1990 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(s) to Post-Effective Amendment No. 9 filed on April 29, 1992.
Exhibit
Number	Description

(15)(t)		Service Plan on behalf of Harris Insight Intermediate
Municipal Income Fund adopted as of October 20, 1992 incorporated by reference to Exhibit 15(t) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(15)(u)		Amended and Restated Service Plan on behalf of the Harris
Insight Government Assets, Cash Management and Tax-Free Money Market Funds, incorporated by reference to Exhibit 15(u) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(15)(v)		Form of Service Plan on behalf of Harris Insight Prime
Reserve Fund incorporated by reference to Exhibit 15(v) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(15)(w)		Form of Service Plan on behalf of Harris Insight NAFTA
Advantage Fund incorporated by reference to Exhibit 15(w) to Post-Effective Amendment No. 18 filed on July 29, 1994.

(16)(a)		Certain schedules for computation of performance quotations
with respect to HT Insight Equity and HT Insight Convertible Funds incorporated by reference to Exhibit 16(a) to Post-Effective Amendment No. 3 filed on March 1, 1989.

(16)(b)		Certain schedules for computation of performance quotations
with respect to HT Insight Convertible Fund, HT Insight Equity Fund and HT Insight Managed Fixed Income Fund incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 8 filed on October 1, 1991.

(16)(c)		Certain schedules for computation of performance quotations
with respect to Harris Insight Intermediate Municipal Income Fund.*

(16)(d)		Certain schedules for computation of performance quotations
with respect to Harris Insight Government Assets Fund - Class A, Cash Management Fund - Class A and Tax-Free Money Market Fund - Class A incorporated by reference to Exhibit 16(d) to Post-Effective Amendment No. 15 filed on May 2, 1994.


*To be filed by amendment.

Exhibit
Number	Description

(16)(e)		Certain schedules for computation of performance quotations
with respect to Harris Insight Government Assets Fund - Class B; Government Assets Fund - Class C; Cash Management Fund - Class B; Cash Management Fund - Class C; Tax-Free Money Market Fund - Class B; and Tax-Free Money Market Fund
- Class C.*

(16)(f)		Certain schedules for computation of performance quotations
with respect to Class A, Class B, and Class C Shares of Harris Insight Prime Reserve Fund.*

(16)(g)		Certain schedules for computation of performance quotations
with respect to Class A and Class B Shares of Harris Insight NAFTA Advantage Fund.*

(16)(h)		Certain schedules for computation of performance quotations
with respect to Harris Insight Equity Fund - Class B and Managed Fixed Income Fund - Class B.*

(17)		    Financial Data Schedule incorporated by reference to Exhibit
17 to Post-Effective Amendment No. 24 to the Registration Statement filed on February 9, 1996 (Accession No. 00000927405-96-000048).

(18)		Form of Multi-Class Plan     incorporated by reference to Exhibit
18 to Post-Effective Amendment No. 24 to the Registration Statement filed on February 9, 1996 (Acccession No.00000927405-96-000048).


*To be filed by amendment.


Item 25.	Persons Controlled by or under Common Control with Registrant.

		No person is controlled by or under common control with Registrant. For additional information, see "Management" and "Organization and Capital Stock" in the Prospectuses, Part A of this Registration Statement.

Item 26.	Number of Holders of Securities.

	As of January 31, 1996, the number of record holders of each Fund was as follows: Government Money Market Fund - Class A, 30; Government Money Market Fund - Class B, 0; Government Money Market Fund - Institutional Shares, 2;
Money Market Fund - Class A, 69; Money Market Fund - Class B, 0; Money Market Fund - Institutional Shares, 2; Tax-Exempt Money Market Fund - Class A, 27; Tax-Exempt Money Market Fund - Class B, 0; Tax-Exempt Money Market Fund - Institutional Shares, 2; Convertible Fund, 10; Equity Fund - Class A, 49;
Equity Fund - Institutional Shares, 0; Short/Intermediate Fund - Class A, 23; Short/Intermediate Fund - Institutional Shares, 0; Intermediate Municipal
Income Fund, 0; Prime Reserve Fund - Class A, 0; Prime Reserve Fund - Class B, 0; Prime Reserve Fund - Institutional Shares, 0; Hemisphere Free Trade Fund - Class A, 0; Hemisphere Free Trade Fund - Institutional Shares, 0.

Item 27.	Indemnification.

	Section 2-418 of the General Corporation Law of Maryland authorizes registrant to indemnify its directors and officers under specified circumstances. Article IV of the by-laws of Registrant (exhibit 2 to this amendment, which is incorporated herein by reference) provides in effect that registrant shall provide certain indemnification of its directors and officers. In accordance with Section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

	Registrant and its directors, officers and employees are insured, under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the director or officer.



		Pursuant to Section IV of the Distribution Agreement dated April 13, 1994 (exhibit 6(k) to this amendment which is incorporated herein by reference), Funds Distributor, Inc., as principal underwriter of the Registrant, and the Registrant have agreed to indemnify each other and their respective directors and officers under certain circumstances.

Item 28.	Business and Other Connections of Investment Adviser.

	(a) Harris Trust & Savings Bank ("Harris Trust"), an indirect, wholly-owned subsidiary of Bank of Montreal, serves as investment adviser to the Harris Insight Government Money Market, Money Market, Tax-Exempt Money Market, Prime Reserve, Convertible, Equity, Short/Intermediate Bond, Hemisphere Free Trade Fund and Intermediate Municipal Income Funds. Harris Trust's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

	To the knowledge of Registrant, none of the directors or executive officers of Harris Trust except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity or director, officer, employee, partner or trustee. All directors of Harris Trust also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Trust.

		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Alan G. McNally	Director and	Chairman of the Board and Chief
		Vice Chairman	Executive Officer of Harris Trust &
		of the Board	Savings Bank and Harris Bankcorp, Inc. Formerly,
Vice Chairman of Personal and Commercial Financial Services of the Bank of Montreal.

James O. Webb	Director	President, James O. Webb & Associates, Inc.

Matthew W. Barrett	Director	Chairman of the Board and Chief Executive
Officer of the Bank of Montreal.

F. Anthony Comper	Director	President and Chief Operating Officer of the
Bank of Montreal.



		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Susan T. Congalton	Director	Managing Director of Lupine Partners.
Formerly General Counsel and Chief Financial Officer, Finance and Law of Carson Pierre Scott Company.

Roxanne J. Decyk	Director	Vice President -- Corporate Planning, Amoco
Chemical Company.  Formerly, Senior Vice President of Commercial and
Industrial Sales, Amoco Chemical Corporation.

Wilbur H. Gantz	Director	President and Chief Executive Officer,
PathoGenesis Corporation.

James J. Glasser	Director	Chairman, President and Chief Executive Officer
of GATX Corporation.

Daryl F. Grisham	Director	President and Chief Executive Officer of Parker
House Sausage Company.

Dr. Leo M. Henikoff	Director	President and Chief Executive Officer of
Rush-Presbyterian - St. Luke's Medical Center.

Dr. Stanley O. Ikenberry	Director	President of the University of
Illinois.

Charles H. Shaw	Director	Chairman of the Shaw Company.

Richard E. Terry	Director	Chairman and Chief Executive Officer of Peoples
Energy Corporation.

William J. Weisz	Director	Chairman of the Board of Motorola, Inc.

 Edward W. Lyman, Jr.	Vice Chairman and 	Senior Executive Vice
President --
		Director 	Corporate and Institutional Financial
			Services, Harris Trust & Savings Bank.  Formerly, Department
Executive, Corporate Banking, Harris Trust & Savings Bank.



		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Maribeth S. Rahe	Vice Chairman and	Personal & Commercial Services, Harris
		Senior Executive Vice 	Trust & Savings Bank. Formerly,
		President	Department Executive, Personal Financial Services,
Harris Trust & Savings Bank.


		(b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of Bank of Montreal, serves as the Portfolio Management Agent of the Government Money Market, Money Market, Prime Reserve, Convertible Securities, Equity, Short/Intermediate Bond and Intermediate Municipal Income Funds pursuant to Portfolio Management Agreements with Harris Trust. HIM also serves as investment adviser to the Hemisphere Free Trade Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

		To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Brian J. Steck	Director and 	Chairman of the Board of
		Chairman of the	Harris Investment Management,
		Board	Inc. Vice-Chairman of
			Investment Banking of Bank of Montreal, President of the Bank of Montreal Investment Management Limited.

Donald G.M. Coxe	Director, 	President and Chief Investment Officer of
		Chairman and Chief 	Harris Investment Management, Inc.
		Strategist 	Formerly, Chief Strategist of Nesbitt Thomson Inc.

William O. 	President, Chief	Manager of Equities, Harris Investment
Leszinske	Investment Officer	Management




		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Edward W. Lyman, Jr.	Director	Senior Executive Vice President --
Corporate & Institutional Financial Services, Harris Trust & Savings Bank. Formerly, Department Executive of Corporate Banking, Harris Trust & Savings Bank.

Maribeth S. Rahe	Director	Senior Executive Vice President --Personal &
Commercial  Services, Harris Trust & Savings Bank.  Prior to January, 1994
Personal Financial Services Department Executive of Harris Trust & Savings
Bank.

Nancy B. Wolcott	Director	Executive Vice President -- Corporate &
Institutional Trust, Harris Trust & Savings Bank. Formerly, Senior Vice President, Harris Trust & Savings Bank.

Terry A. Jackson	Director	Executive Vice President, Bank of Montreal Asset
Management Services, President of the Trust Company of the Bank of Montreal
and President of the Bank of Montreal Investment Management.  Vice President
of Nesbitt Thompson, Inc.  Formerly, Executive Vice President -- Retail and
Institutional Sales, Bank of Montreal.

Wayne Thomas 	Director	Senior Vice President -- Personal Investment
Management, Harris Trust & Savings Bank.

Carla Eyre	Chief Financial	Senior Partner, and Chief
		Officer	Operating Officer, Harris Investment Management.




		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Blanche Hurt	Secretary	Director of Harris Trust & Savings Bank Trust
and Investment Compliance Office. Formerly, Corporate Fiduciary Officer of Harris Trust & Savings Bank.


		(c) Bancomer Asesora de Fondos, S.A. de C.V. ("Bancomer") is a wholly owned subsidiary of Casa de Bolsa Bancomer, S.A. de C.V., a Mexican broker-dealer registered with the Comision Nacional de Valores, the securities regulatory body of Mexico. Bancomer's business is that of an investment adviser to banks or thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable institutions, corporations or individuals with respect to investments in Latin America. Bancomer serves as an investment sub-adviser of the Hemisphere Free Trade Fund pursuant to an Investment Sub-Advisory and Portfolio Management Services Agreement with HIM.

		To the knowledge of the Registrant, none of the directors or executive officers of Bancomer, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with Bancomer    	the Last Two Fiscal Years

Emilio Illanes		Director and	Director of Mutual Funds Division,
			President	Grupo Financiero Bancomer.
				Formerly, Director General of
				the Mexican Broker Dealers
				Association.

Enrique Garduno	Director	Senior Vice President of
				International Funds, Casa de
				Bolsa Bancomer, S.A. de C.V.
				Formerly, Senior Vice President
				of Mutual Funds Division,
				Bancomer, S.A.



		Position(s)	Principal Business(es) During
	Name	with Bancomer    	the Last Two Fiscal Years

Ruben Marquez	Director	Vice President of Development and
				Analytical Support for Investment
				Strategies, Casa de Bolsa Bancomer
				S.A.  de C.V.  Formerly, Senior
				Analyst of Economics Division,
				Grupo Financiero Bancomer.

Miguel Angel Noriega	Director	Director General of Casa de
				Bolsa Bancomer, S.A. de C.V.
				Formerly, Managing Director of
				Investment Banking, Bankers Trust
				Company.

Mario Osorio		Director and Chief	Chief Administrative Officer,
Casa
			Administrative 	de Bolsa  Bancomer,
			Officer 	S.A. de C.V.  Formerly, Senior Vice
				President Casa de Bolsa
				Bancomer, S.A. de C. V.


		(d) Bank of Montreal Investment Counsel Limited ("BOMIC"), a subsidiary of Bank of Montreal, serves as an investment sub-adviser of the Hemisphere Free Trade Fund pursuant to an Investment Sub-Advisory and Portfolio Management Services Agreement with HIM. BOMIC's business is that of a Canadian corporation, managing $9.2 billion (Canadian) on behalf of institutional clients.

		To the knowledge of the Registrant, none of the directors or executive officers of BOMIC, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with BOMIC    	the Last Two Fiscal Years

A. Donald Mutch	Director and Chairman	Senior Vice President, Asset
Management
		of the Board 	Services of the Bank of Montreal and
			President of the Bank of
			Montreal Investment Management
			Limited

		Position(s)	Principal Business(es) During
	Name	with BOMIC    	the Last Two Fiscal Years

Barbara G. Stymiest	Director	Senior Vice President and Chief Financial
			Officer of Nesbitt Thomson Inc.

Brian J. Steck	Director	Vice President of Investment Banking of
			the Bank of Montreal and President
			and Chief Executive Officer of
			Nesbitt Thomson Inc.

Philip Heitner	Director and	President of the Bank of
 		President	Montreal Investment Counsel Limited

Aubrey W. Baillie	Director 	President and Chief Operating Officer of
			Nesbitt Thomson Inc.

Terry A. Jackson	Director	Vice Chairman of Nesbitt Thomson Inc.

Item 29.	Principal Underwriter.

		(a) In addition to HT Insight Funds Inc., Funds Distributor, Inc. ("Funds Distributor") currently acts as distributor for BEA Investment Funds, Inc., BJB Investment Funds, Foreign Investment Fund, Inc., Fremont Mutual
Funds, Harris Insight Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., PanAgora Funds, Sierra Trust Funds, St. Clair Money Market Fund, Skyline Funds and Waterhouse Investors Cash Managers Fund. Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds
Distributor is an indirect wholly-owned subsidiary of Boston Institutional
Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

		(b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934
(File No. 8-20518).

		(c) Not applicable.

Item 30.	Location of Accounts and Records.

		All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: HT Insight Funds, Inc., d/b/a Harris Insight Funds, One Exchange Place, Boston, Massachusetts 02109;
PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; First Data
Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts
02109; or Harris Trust & Savings Bank, 111 West Monroe Street, Chicago,
Illinois 60690.

Item 31.	Management Services.

		Other than as set forth under the captions "Management," in the Prospectuses constituting Part A of this Post-Effective Amendment to the Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contracts.

Item 32.	Undertakings.

		(a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

		(b) Registrant undertakes to file a Post-Effective Amendment relating to each of the Harris Insight Intermediate Municipal Income Fund, the Harris Insight Prime Reserve Fund and the Harris Insight Hemisphere Free Trade Fund (the "Funds"), using reasonably current financial statements which need not be certified, within four to six months from the date each of the Funds commences investment operations.

		(c) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly
caused this Post-Effective Amendment No.    25      to the Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the
   20th     day of February, 1996.

			HARRIS INSIGHT FUNDS TRUST


			By:	/s/ Patricia L. Bickimer
				Patricia L. Bickimer, President

	Pursuant to the requirements of the Securities Act of 1933, as amended,
this Post-Effective Amendment No.     25      to the Registration Statement
has been signed below by the following persons in the capacities and on the date indicated:


Signature		Title		Date


/s/ Patricia L. Bickimer			President & Chief		February 20,
1996
	Patricia L. Bickimer			Executive Officer


/s/ C. Gary Gerst				Trustee & Chairman		February 20,
1996
	C. Gary Gerst				of the Board


/s/ Edgar R. Fiedler				Trustee			February 20,
1996
	Edgar R. Fiedler


/s/ John W. McCarter,Jr.			Trustee			February 20,
1996
	John W. McCarter, Jr.


/s/ Ernest M. Roth				Trustee			February 20,
1996
	Ernest M. Roth


/s/ Richard H. Rose				Treasurer (Principal
	February 20, 1996
	Richard H. Rose				Financial Officer)




EXHIBIT INDEX

Exhibit Number	Description

Exhibit 11		Consent of Price Waterhouse LLP









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